Taxation (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Sep. 01, 2018 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Taxation [Line Items]
Profits tax rate assessable amount (in Dollars)	$ 2
Profits tax rate		(11.00%)	(11.00%)	3.40%	42.60%
Assessable profit before tax (in Yuan Renminbi)		$ (1,081,970)		$ (3,665,700)	$ 110,389
Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Profits tax rate		25.00%	25.00%
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate	8.25%
Mainland China [Member]
Taxation [Line Items]
Profits tax rate		25.00%	25.00%
PRC [Member]
Taxation [Line Items]
Profits tax rate		15.00%	15.00%
Assessable profit before tax (in Yuan Renminbi) | ¥			¥ 3.0
PRC [Member] | Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Profits tax rate		20.00%	20.00%